Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Party Disclosures	Related Party Disclosures21.1 Parent and Ultimate Controlling Party
ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of our ordinary shares. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enables it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.
21.2 Transactions with Key Management Personnel
Our key management personnel have been defined as the members of the Management Board and the
Supervisory Board. Key management personnel compensation is comprised of the following:

	Years ended December 31,

(in millions €)	2025	2024	2023
Management Board(1)	6.9	13.0	8.3
Fixed compensation	3.8	4.0	3.9
Fringe benefits	0.3	0.2	—
Short-term incentive – first installment(2)	2.1	0.8	0.7
Short-term incentive – second installment(2),(3)	—	0.6	1.0
Other variable compensation(4)	0.9	1.3	0.8
Share-based payments (incl. long-term incentive)(5)	(0.2)	6.1	1.9
Supervisory Board	1.2	0.9	0.6
Total compensation of key management personnel	8.1	13.9	8.9
(1)During 2025, Jens Holstein and Ryan Richardson stepped down from the Management Board effective July 1, 2025, and October 1, 2025, respectively. Therefore, their compensation up to the date of their departure dates is presented on a pro-rata basis in this table. Following his departure, and thus as a former Management Board member, Ryan Richardson received a severance payment of €687,500 in accordance with his separation agreement, which is not included in this table. During 2024, Sean Marett retired from the Management Board with effect as of July
1, 2024. His compensation until his departure date is also presented a pro-rata basis in this table. The following compensation pursuant to his separation agreement subsequent to his departure date and thus as former Management Board member in 2024 are not included in this table: a severance payment of €275,000, an additional payment of €39,000 in respect of the 2024 STI, a grant of 5,760 phantom options in respect of the
2024 LTI and a payment of €477,030 in relation to his initial 12-months consultancy agreement.
(2)The structure of the STI payout was changed with the adoption of the Compensation System 2024. Under the Compensation System 2024, 100%
of the STI relating to the year ended December 31, 2025 will be paid out in the month after the approval of the 2025 consolidated financial statements. In contrast, under the Compensation System 2021 / 2022, 50% of the STI relating to the year ended December 31, 2024 was paid out in the month after the approval of the 2024 consolidated financial statements and the remaining 50% will be paid out (and adjusted) in March
2026.
(3)The fair value of the second installment of the short-term incentive compensation which has been classified as a cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments”. This table shows the pro-rata share of personnel expenses for the respective financial year, which are recognized over the award’s vesting period beginning as of the service commencement date (date when entering or renewing service agreements) until each separate determination date and are remeasured until settlement date.
(4)Represents for the financial year 2025 the cash payment related to the one-time signing bonus granted to Ramón Zapata as part of his appointment to the Management Board. For 2024, the amount represents the cash payment related to the one-time signing bonus granted to
Annemarie Hanekamp as part of her appointment to the Management Board, designed to compensate her for lower bonus payments that she would receive as part of her compensation package with BioNTech and to recognize and appreciate her move to BioNTech. For 2023, the amount represents the one-time signing cash payment related to James Ryan’s appointment to the Management Board to provided compensation in lieu of participation in the LTI 2023 program and the one-time special cash payment related to Jens Holstein to honor his contribution to BioNTech’s extraordinary financial performance.
(5)The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Stock-based Payments”. This table shows the pro-rata share of personnel expenses resulting from stock-based compensation for the respective financial year. During the years ended
December 31, 2024 and 2023 the amounts included expenses derived from a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board in the form of 4,246 phantom shares as well as expenses derived from the one-time signing bonus granted to Annemarie Hanekamp as of her appointment to the Management Board in the form of shares in the amount of €500,000.
The amounts disclosed in the table are the amounts recognized as an expense during the period.
Management Board members participated in our ESOP program (see Note 16). Out of the 5,152,410 option rights granted to our Management Board under the ESOP 2018 program, 4,921,630 options were exercised during the year ended December 31, 2022. The remaining 230,780 option rights were exercised by Sean Marett in May 2023. During the year ended December 31, 2024, our CEO Prof. Ugur Sahin, M.D., exercised all
4,374,963 options granted under the CEO Grant 2019 and Members of the Management Board, who
participated in the LTI 2020 Board Program, exercised 209,128 options in August 2024 while 38,968 vested options are still outstanding as of December 31, 2025 (see Note 16). Options granted under the LTI 2021 Board
Program fully vested in May 2025 but are currently not exercisable due to an exercise price of €157.64 ($185.23 converted into Euros using the exchange rate published by the German Central Bank from December 31, 2025)
for the May 12, 2021 Grant for all Board Members except Jens Holstein and €159.00 ($186.83 converted into
Euros using the exchange rate published by the German Central Bank from December 31, 2025) for Jens
Holstein’s May 17, 2021 Grant. Options granted under the LTI 2021 Board Program will be settled in cash if they become exercisable in the future. For further information regarding outstanding options for each Management
Board member from LTI 2021-2025 Board Programs, see Note 16.
21.3 Related Party Transactions
The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,

(in millions €)	2025	2024	2023
Purchases of various goods and services from entities controlled by ATHOS KG	1.4	0.2	0.3
Total	1.4	0.2	0.3
The amounts disclosed in the table are the amounts recognized as an expense during the period.
As of December 31, 2025 and 2024, there were no outstanding balances of transactions with ATHOS KG or entities controlled by them.
A number of individuals in key positions can control or exercise significant influence over BioNTech SE. There were no business relationships with individuals in key positions during the year ended December 31, 2025.